UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2018

Loncar Cancer Immunotherapy ETF
Ticker: CNCR

Loncar Cancer Immunotherapy ETF

Loncar Cancer Immunotherapy ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR”, the “Fund” or the “ETF”). The following information pertains to the semi-annual period of September 1, 2017 through February 28, 2018 (the “Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index is composed of the common stock of approximately 30 pharmaceutical or biotechnology companies identified as having a high strategic focus on the development of drugs that harness the body’s own immune system to fight cancer (“Immunotherapy”).

The Fund saw positive performance during the period. The market price for CNCR gained 12.97% and the NAV gained 12.88%, while the S&P 500, a broad market index, had a total return of 10.84% over the same period. The Fund’s Index grew 13.53%. Meanwhile, outstanding shares rose to 1,950,000.

For the Period, the largest positive contributor to return was Atara Biotherapeutics, Inc. (ATRA US), adding 5.19% to the return of the Fund, gaining 152.62% with an average weighting of 4.38%. The second largest contributor to return was Iovance Biotherapeutics, Inc. (IOVA US), adding 4.53% to the return of the Fund, gaining 189.17% with an average weighting of 3.91%.  The third largest contributor to return was Juno Therapeutics, Inc, (JUNO US), adding 3.30% to the return of the Fund, gaining 106.99% with an average weighting of 5.35%.

For the Period, the largest negative contributor to return was Curis, Inc. (CRIS US), detracting 2.21% from the return of the Fund, declining 64.49% with an average weighting of 1.31%. The security contributing second-most negatively was Newlink Genetics Corp. (NLNK US), detracting 1.70% from the return of the Fund, and declining 30.90% with an average weighting of 3.35%. The third largest negative contributor to return was Advaxis Inc. (ADXS US), detracting 1.69% from the return of the Fund, and declining 50.00% with an average weight of 1.08%.

For the Period, the best performing security in the Fund was Iovance Biotherapeutics, Inc. (IOVA US), gaining 189.17% and contributing 4.53% to the return of the Fund. The second-best performing security for the period was Atara Biotherapeutics, Inc. (ATRA US), gaining 152.62% and contributing 5.19% to the return of the Fund. The third-best performing security was Juno Therapeutics, Inc, (JUNO US), gaining 106.99% for the period and contributing 3.30% to the return of the Fund.

For the Period, the worst performing security in the Fund was Advaxis Inc. (ADXS US), declining 50.00% and reducing the return of the Fund by 1.69%. The second-worst performing security in the Fund was Aduro Biotech, Inc. (ADRO US), declining 46.58% and reducing the return of the Fund by 1.68%. The third-worst performing security in the Fund was Ziopharm Oncology, Inc. (ZIOP US), declining 43.23% and reducing the return of the Fund by 1.54%.

Loncar Cancer Immunotherapy ETF

There is much ahead in the Biotechnology and Pharmaceutical sectors and we are thankful you have joined us. We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

The Loncar Cancer Immunotherapy Index (the “Index”) is an index of 30 securities that have a strategic focus on the area of cancer immunotherapy, or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report.

The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

PORTFOLIO ALLOCATION
As of February 28, 2018 (Unaudited)

	Percentage of
Industry Group	Net Assets
Pharmaceutical and Medicine Manufacturing	59.8%
Biotechnology	16.1
Scientific Research and Development Services	13.8
Freight Transportation Arrangement	5.8
Outpatient Care Centers	4.5
Short-Term Investments	0.0	+
Other Assets in Excess of Liabilities	0.0	+
TOTAL	100.0%

+	Represents less than 0.05% of net assets

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 100.0%

	Biotechnology – 16.1%
104,311	Atara Biotherapeutics, Inc. (a)	$4,018,581
319,323	NantKwest, Inc. (a)	1,417,794
256,597	Pieris Pharmaceuticals, Inc. (a)	2,186,207
355,185	ZIOPHARM Oncology, Inc. (a)	1,324,840
		8,947,422
	Freight Transportation Arrangement – 5.8%
186,124	Iovance Biotherapeutics, Inc. (a)	3,229,251

	Outpatient Care Centers – 4.5%
118,781	Jounce Therapeutics, Inc. (a)	2,503,904

	Pharmaceutical and Medicine Manufacturing – 59.8%♦
206,457	Adaptimmune Therapeutics plc – ADR (a)	1,575,267
187,852	Aduro Biotech, Inc. (a)	1,174,075
432,284	Agenus, Inc. (a)	2,330,011
46,938	AstraZeneca plc – ADR	1,557,872
16,206	BeiGene, Ltd. – ADR (a)	2,325,075
182,297	Bellicum Pharmaceuticals, Inc. (a)	1,266,964
24,492	Bristol-Myers Squibb Company	1,621,370
518,047	Celldex Therapeutics, Inc. (a)	1,165,606
70,250	CytomX Therapeutics, Inc. (a)	2,087,127
80,721	Dynavax Technologies Corporation (a)	1,303,644
72,442	Five Prime Therapeutics, Inc. (a)	1,540,117
20,463	Gilead Sciences, Inc.	1,611,052
780,326	Idera Pharmaceuticals, Inc. (a)	1,381,177
353,707	Inovio Pharmaceuticals, Inc. (a)	1,450,199
80,000	MacroGenics, Inc. (a)	2,007,200
27,164	Merck & Company, Inc.	1,472,832
27,636	Nektar Therapeutics (a)	2,392,172
183,468	NewLink Genetics Corporation (a)	1,317,300
18,008	Novartis AG – ADR	1,500,967
72,425	Xencor, Inc. (a)	2,218,378
		33,298,405

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Scientific Research and Development Services – 13.8%
8,250	Bluebird Bio, Inc. (a)	$1,658,250
54,851	Cellectis S.A. – ADR (a)	1,712,448
15,852	Incyte Corporation (a)	1,349,957
34,448	Juno Therapeutics, Inc. (a)	2,989,053
		7,709,708
	TOTAL COMMON STOCKS (Cost $47,484,662)	55,688,690

	SHORT-TERM INVESTMENTS – 0.0%+
19,656	Investco Short-Term Investment Trust – Government
	& Agency Portfolio, Institutional Class, 1.30%*+	19,656
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,656)	19,656
	TOTAL INVESTMENTS – 100.0% (Cost $47,504,318)	55,708,346
	Other Assets in Excess of Liabilities – 0.0%+	11,697
	NET ASSETS – 100.0%	$55,720,043

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
ADR	American Depositary Receipt
+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of February 28, 2018.
◾
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. (See Note 7)

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

ASSETS
Investments in securities, at value (Cost $47,504,318)	$55,708,346
Receivable for capital shares sold	$2,857,439
Dividends and interest receivable	38,981
Total assets	58,604,766

LIABILITIES
Payable for securities purchased	2,854,649
Management fees payable	30,074
Total liabilities	2,884,723

NET ASSETS	$55,720,043

Net Assets Consist of:
Paid-in capital	$51,548,618
Undistributed (accumulated) net investment income (loss)	(727,755)
Accumulated net realized gain (loss) on investments	(3,304,848)
Net unrealized appreciation (depreciation) on investments	8,204,028
Net assets	$55,720,043

Net Asset Value:
Net assets	$55,720,043
Shares outstanding^	1,950,000
Net asset value, offering and redemption price per share	$28.57

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended February 28, 2018 (Unaudited)

INCOME
Dividends	$79,629
Interest	203
Total investment income	79,832

EXPENSES
Management fees	170,031
Total expenses	170,031
Net investment income (loss)	(90,199)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	899,019
Change in unrealized appreciation (depreciation) on investments	4,154,497
Net realized and unrealized gain (loss) on investments	5,053,516
Net increase (decrease) in net assets
resulting from operations	$4,963,317

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
OPERATIONS
Net investment income (loss)	$(90,199)	$(70,423)
Net realized gain (loss) on investments	899,019	(2,483,380)
Change in unrealized appreciation
(depreciation) of investments	4,154,497	6,010,282
Net increase (decrease) in net
assets resulting from operations	4,963,317	3,456,479

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(560,319)	—
Total distributions to shareholders	(560,319)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	13,818,205	19,463,770
Payments for shares redeemed	(3,598,160)	(3,498,250)
Net increase (decrease) in net assets derived
from capital share transactions (a)	10,220,045	15,965,520
Net increase (decrease) in net assets	$14,623,043	$19,421,999

NET ASSETS
Beginning of period/year	$41,097,000	$21,675,001
End of period/year	$55,720,043	$41,097,000
Undistributed (accumulated)
net investment income (loss)	$(727,755)	$(77,237)

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended	Year Ended
	February 28, 2018	August 31, 2017
	Shares	Shares
Subscriptions	500,000	850,000
Redemptions	(150,000)	(150,000)
Net increase (decrease)	350,000	700,000

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months
	Ended
	February 28,		Year Ended	Period Ended
	2018		August 31,	August 31,
	(Unaudited)		2017	2016(1)

Net asset value,
beginning of period/year	$25.69		$24.08	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.05)		(0.06)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	3.28		1.67	0.81
Total from investment operations	3.23		1.61	0.81

DISTRIBUTIONS TO SHAREHOLDER:
Distributions from:
Net investment income	(0.35)		—	(0.11)
Total distributions	(0.35)		—	(0.11)

Net asset value,
end of period/year	$28.57		$25.69	$24.08

Total return	12.88	%(4)	6.65%	(3.32	)%(4)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$55,720		$41,097	$21,675

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)	0.79%	0.79	%(5)
Net investment income (loss)
to average net assets	(0.42	)%(5)	(0.25)%	(0.02	)%(5)

Portfolio turnover rate(6)	28	%(4)	34%	46	%(4)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Loncar Caner Immunotherapy ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (“Index”). The Fund commenced operations on October 13, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$55,688,690	$—	$—	$55,688,690
Short-Term Investments	19,656	—	—	19,656
Total Investments
in Securities	$55,708,346	$—	$—	$55,708,346

^ See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended February 28, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more-likely-than-not” to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal period end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to February 28, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser an annual rate of 0.79% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent, and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended February 28, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $12,358,925 and $12,986,793, respectively.

During the six-months ended February 28, 2018, there were no purchases or sales of U.S. Government securities.

During the six-months ended February 28, 2018, in-kind transactions associated with creations and redemptions were $13,765,008 and $3,597,687, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the six-months ended February 28, 2018.

A distribution of $560,319, characterized as ordinary income, was paid by the Fund during the six-months ended February 28, 2018. During the year ended August 31, 2017 the Fund paid no distributions.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes as of February 28, 2018 was as follows+:

Tax cost of investments	$47,504,318
Gross tax unrealized appreciation	13,626,532
Gross tax unrealized depreciation	(5,422,504)
Total unrealized appreciation/(depreciation)	$8,204,028

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

As of August 31, 2017, the Fund’s components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Total unrealized appreciation/(depreciation)	$1,262,318
Undistributed ordinary income	1,305,114
Undistributed long-term capital gains	—
Total distributable earnings	1,305,114
Other accumulated gain/(loss)	(2,799,005)
Total accumulated gain/(loss)	$(231,573)

As of August 31, 2017, the Fund deferred, on a tax-basis, no late-year losses and no post-October capital losses.

As of August 31, 2017, the Fund had a short-term capital loss carryforward of $1,853,279 and a long-term capital loss carryforward of $945,726. These amounts do not have expiration dates.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $150, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in capital shares transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar Cancer Immunotherapy ETF

EXPENSE EXAMPLE
For the Six-Months Ended February 28, 2018 (Unaudited)

As a shareholder of Loncar Cancer Immunotherapy ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1, 2017	February 28, 2018	During the Period(1)
Actual	$1,000.00	$1,128.80	$4.17
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Loncar Cancer Immunotherapy ETF (the “Fund”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale have been or are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the Fund and each firm over the course of the year, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the Materials and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Fund, such as overseeing the activities of the Sub-Adviser, including whether the Fund exhibits any significant tracking error relative to its underlying index, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws and regulations.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of December 31, 2017 in the Materials. The Board considered that, because the objective of the Fund is to track the performance of an applicable index managed by a third-party that is not affiliated with the Adviser and the trading for the Fund is handled by the Sub-Adviser, the Fund’s performance was not the direct result of investment decisions made by the Adviser. Consequently, the Board determined that the specific performance of the Fund was not directly relevant to their consideration of the Adviser’s services; however, the Board noted that it considered the Adviser’s oversight of the Sub-Adviser, including oversight of any significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above.

Cost of Services Provided and Economies of Scale. The Board then reviewed the expense ratio for the Fund and compared it to the universe of U.S. Health exchange traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”). The Board noted that the expense ratio for the Fund was significantly above the median for the Category Peer Group, but they also noted that many of the peer ETFs were significantly larger than the Fund. The Board further noted that the peer group contained a significant number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund and its sponsor, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund, as well as other ETFs. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of December 31, 2017. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees

Loncar Cancer Immunotherapy ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

and expenses. The Board noted that for the one-year and since inception periods, the Fund slightly underperformed its index before fees and expenses.

Costs of Services Provided and Economies of Scale.  The Board reviewed the advisory fees paid by the Adviser to VIA for its services to the Fund. The Board considered that the fees paid to VIA are paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA. The Board also took into account analyses of VIA’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Loncar Cancer Immunotherapy ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.loncarfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.loncarfunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.loncarfunds.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider
Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Ave, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF
Symbol – CNCR
CUSIP – 26922A826

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    April 30, 2018

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    April 30, 2018

* Print the name and title of each signing officer under his or her signature.